PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) as of October 31, 2023
Description	Shares	Value
Long-Term Investments 100.1%
Common Stocks 99.8%
Air Freight & Logistics 0.6%
Air Transport Services Group, Inc.*	110,400	$2,160,528
Automobile Components 0.5%
Goodyear Tire & Rubber Co. (The)*	128,000	1,523,200
Standard Motor Products, Inc.	7,100	248,003
		1,771,203
Automobiles 0.3%
Thor Industries, Inc.(a)	5,800	509,994
Winnebago Industries, Inc.	10,800	625,860
		1,135,854
Banks 17.3%
Ameris Bancorp	47,600	1,775,480
Associated Banc-Corp.	109,500	1,774,995
Atlantic Union Bankshares Corp.	19,200	553,152
Banc of California, Inc.(a)	60,200	674,842
BankUnited, Inc.	65,200	1,422,012
Banner Corp.	21,800	920,178
Berkshire Hills Bancorp, Inc.	22,100	433,381
Brookline Bancorp, Inc.	75,200	612,128
Business First Bancshares, Inc.	5,400	105,516
Byline Bancorp, Inc.	32,100	608,937
Cadence Bank(a)	101,400	2,147,652
Camden National Corp.	1,400	40,824
Carter Bankshares, Inc.*	3,600	40,536
Cathay General Bancorp	39,600	1,342,836
Central Pacific Financial Corp.	10,600	167,268
Civista Bancshares, Inc.	4,500	65,610
CNB Financial Corp.	29,499	536,292
Community Trust Bancorp, Inc.	17,266	648,511
ConnectOne Bancorp, Inc.	49,100	799,839
CrossFirst Bankshares, Inc.*	9,200	97,336
Customers Bancorp, Inc.*	21,700	872,557
CVB Financial Corp.	12,200	190,564
Dime Community Bancshares, Inc.	18,800	345,732
Eagle Bancorp, Inc.	17,700	344,796
Eastern Bankshares, Inc.	45,400	499,854
Enterprise Financial Services Corp.	20,700	719,739
Financial Institutions, Inc.	68,227	1,080,716

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
First Bancorp	4,700	$136,394
First Bancshares, Inc. (The)	8,800	213,136
First Busey Corp.	55,600	1,104,216
First Commonwealth Financial Corp.	9,400	114,492
First Financial Bancorp	83,651	1,547,543
First Financial Corp.	18,959	652,379
First Foundation, Inc.	56,300	255,602
First Interstate BancSystem, Inc. (Class A Stock)	21,100	486,777
First Merchants Corp.	31,200	852,072
First of Long Island Corp. (The)	25,600	274,944
Flushing Financial Corp.	25,700	317,138
FS Bancorp, Inc.	1,400	40,418
Fulton Financial Corp.	138,600	1,800,414
Hancock Whitney Corp.	53,300	1,835,119
Hanmi Financial Corp.	31,078	456,225
Heartland Financial USA, Inc.	42,504	1,164,610
Heritage Commerce Corp.	4,400	35,992
Heritage Financial Corp.	14,900	242,423
Hope Bancorp, Inc.(a)	153,616	1,345,676
Horizon Bancorp, Inc.	26,931	255,575
Independent Bank Corp.	19,200	936,960
Independent Bank Group, Inc.	20,900	738,815
Midland States Bancorp, Inc.	22,200	484,404
MidWestOne Financial Group, Inc.	4,762	94,859
National Bank Holdings Corp. (Class A Stock)	9,700	302,446
Northfield Bancorp, Inc.	22,400	192,640
Northwest Bancshares, Inc.	30,000	312,600
OceanFirst Financial Corp.	71,000	898,860
Old National Bancorp	164,743	2,256,979
Pacific Premier Bancorp, Inc.	77,900	1,480,100
Peapack-Gladstone Financial Corp.	27,479	642,184
Peoples Bancorp, Inc.	17,300	477,134
Premier Financial Corp.	45,382	787,378
Provident Financial Services, Inc.	87,720	1,232,466
QCR Holdings, Inc.	11,200	531,440
RBB Bancorp	2,200	25,454
Renasant Corp.	44,600	1,087,794
S&T Bancorp, Inc.	27,463	707,447
Sandy Spring Bancorp, Inc.	52,500	1,073,625
Shore Bancshares, Inc.	3,800	38,988
Simmons First National Corp. (Class A Stock)	102,900	1,462,209
SouthState Corp.	28,385	1,876,248

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Towne Bank	46,800	$1,120,392
TriCo Bancshares	1,600	51,760
TrustCo Bank Corp.	6,700	171,051
UMB Financial Corp.	14,300	896,896
United Bankshares, Inc.	41,400	1,177,416
United Community Banks, Inc.	23,100	510,279
Univest Financial Corp.	22,700	378,182
Valley National Bancorp	259,400	2,018,132
Veritex Holdings, Inc.	48,600	836,892
WaFd, Inc.	59,200	1,461,056
WesBanco, Inc.	59,548	1,452,376
WSFS Financial Corp.	14,900	527,460
		60,195,350
Beverages 0.2%
Molson Coors Beverage Co. (Class B Stock)	12,200	704,794
Biotechnology 1.8%
Adicet Bio, Inc.*	57,300	75,636
Cullinan Oncology, Inc.*	33,900	316,287
Design Therapeutics, Inc.*	16,300	33,252
Eagle Pharmaceuticals, Inc.*	55,100	756,523
Emergent BioSolutions, Inc.*	65,100	136,059
iTeos Therapeutics, Inc.*	97,600	981,856
Kezar Life Sciences, Inc.*	16,400	11,826
Kodiak Sciences, Inc.*	28,000	40,600
Lyell Immunopharma, Inc.*(a)	39,600	65,538
Nkarta, Inc.*	35,900	72,877
Organogenesis Holdings, Inc.*	69,400	155,456
Vanda Pharmaceuticals, Inc.*	417,400	1,828,212
Zymeworks, Inc.*	248,100	1,741,662
		6,215,784
Building Products 1.0%
American Woodmark Corp.*	14,900	1,001,727
Resideo Technologies, Inc.*	162,700	2,355,896
		3,357,623

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Chemicals 2.2%
AdvanSix, Inc.	34,500	$950,475
FutureFuel Corp.	9,800	64,190
Intrepid Potash, Inc.*	79,000	1,571,310
Mativ Holdings, Inc.(a)	149,400	1,957,140
Minerals Technologies, Inc.	12,700	686,562
Rayonier Advanced Materials, Inc.*	75,900	210,243
Tronox Holdings PLC(a)	190,100	2,032,169
		7,472,089
Commercial Services & Supplies 3.2%
ACCO Brands Corp.	375,841	1,901,756
Aris Water Solutions, Inc. (Class A Stock)	20,000	167,000
BrightView Holdings, Inc.*	238,300	1,606,142
CoreCivic, Inc.*	211,400	2,684,780
Deluxe Corp.	16,200	276,210
Driven Brands Holdings, Inc.*	9,500	108,110
Enviri Corp.*	34,500	198,030
GEO Group, Inc. (The)*	262,700	2,295,998
MillerKnoll, Inc.	72,500	1,703,750
Steelcase, Inc. (Class A Stock)	8,100	88,371
		11,030,147
Communications Equipment 0.2%
NetScout Systems, Inc.*	26,700	582,861
Construction & Engineering 0.4%
Northwest Pipe Co.*	36,900	1,005,894
Tutor Perini Corp.*	31,500	227,115
		1,233,009
Consumer Finance 2.1%
Bread Financial Holdings, Inc.(a)	69,900	1,889,397
Enova International, Inc.*	11,500	458,620
Green Dot Corp. (Class A Stock)*	68,200	762,476
LendingClub Corp.*	126,300	655,497
LendingTree, Inc.*	9,800	129,654
Navient Corp.	140,600	2,236,946

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance (cont’d.)
Nelnet, Inc. (Class A Stock)	12,653	$1,073,101
Regional Management Corp.	3,100	77,066
		7,282,757
Consumer Staples Distribution & Retail 2.3%
Andersons, Inc. (The)	24,400	1,223,172
Ingles Markets, Inc. (Class A Stock)	21,305	1,709,087
SpartanNash Co.	83,400	1,875,666
United Natural Foods, Inc.*	125,400	1,828,332
Village Super Market, Inc. (Class A Stock)	53,400	1,306,698
		7,942,955
Containers & Packaging 0.7%
Pactiv Evergreen, Inc.	186,300	1,605,906
Westrock Co.	26,800	962,924
		2,568,830
Diversified Consumer Services 1.7%
Adtalem Global Education, Inc.*	15,400	797,720
Chegg, Inc.*	207,000	1,558,710
Graham Holdings Co. (Class B Stock)	4,300	2,488,496
Perdoceo Education Corp.	50,200	908,118
		5,753,044
Diversified REITs 1.8%
American Assets Trust, Inc.	61,700	1,095,175
Broadstone Net Lease, Inc.	109,700	1,552,255
CTO Realty Growth, Inc.(a)	62,383	1,009,981
Global Net Lease, Inc.	275,923	2,190,829
Star Holdings*	27,448	314,279
		6,162,519
Diversified Telecommunication Services 1.2%
Bandwidth, Inc. (Class A Stock)*	3,500	37,135
EchoStar Corp. (Class A Stock)*	80,600	1,117,116
Frontier Communications Parent, Inc.*(a)	60,400	1,082,368

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services (cont’d.)
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	140,000	$956,200
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*(a)	155,600	1,065,860
		4,258,679
Electric Utilities 0.1%
ALLETE, Inc.	7,000	374,780
Electronic Equipment, Instruments & Components 0.8%
Methode Electronics, Inc.	24,100	551,167
ScanSource, Inc.*	30,900	939,360
TTM Technologies, Inc.*	98,500	1,131,765
		2,622,292
Energy Equipment & Services 1.1%
Bristow Group, Inc.*	27,400	716,236
DMC Global, Inc.*	4,700	89,065
Helmerich & Payne, Inc.	4,300	170,151
Patterson-UTI Energy, Inc.	13,500	171,450
ProFrac Holding Corp. (Class A Stock)*	10,800	101,736
ProPetro Holding Corp.*	154,700	1,621,256
Ranger Energy Services, Inc.	12,500	145,125
Select Water Solutions, Inc. (Class A Stock)	28,900	215,016
Solaris Oilfield Infrastructure, Inc. (Class A Stock)	13,600	125,664
U.S. Silica Holdings, Inc.*	36,000	434,520
		3,790,219
Entertainment 0.5%
Sphere Entertainment Co.*(a)	56,400	1,856,124
Financial Services 4.3%
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	46,300	1,045,454
Enact Holdings, Inc.	64,100	1,766,596
Essent Group Ltd.	63,100	2,980,844
Jackson Financial, Inc. (Class A Stock)(a)	77,400	2,841,354
Mr. Cooper Group, Inc.*	15,800	893,174
NMI Holdings, Inc. (Class A Stock)*	20,700	566,145
Pagseguro Digital Ltd. (Brazil) (Class A Stock)*	69,900	493,494
PennyMac Financial Services, Inc.	12,315	827,568

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Financial Services (cont’d.)
Radian Group, Inc.	123,766	$3,136,230
Repay Holdings Corp.*	61,200	366,588
		14,917,447
Food Products 1.6%
B&G Foods, Inc.(a)	175,300	1,414,671
Dole PLC	119,300	1,362,406
Fresh Del Monte Produce, Inc.	59,100	1,477,500
Seaboard Corp.	200	701,390
Seneca Foods Corp. (Class A Stock)*	10,700	584,755
		5,540,722
Gas Utilities 0.6%
Spire, Inc.(a)	18,500	1,029,155
UGI Corp.	42,600	886,080
		1,915,235
Ground Transportation 0.2%
Covenant Logistics Group, Inc.	11,000	434,335
Knight-Swift Transportation Holdings, Inc.	5,000	244,450
		678,785
Health Care Equipment & Supplies 0.6%
Avanos Medical, Inc.*	66,500	1,220,940
OraSure Technologies, Inc.*	72,500	374,100
Zimvie, Inc.*	86,100	607,866
		2,202,906
Health Care Providers & Services 0.9%
AdaptHealth Corp.*	119,400	875,202
OPKO Health, Inc.*	71,100	88,875
Owens & Minor, Inc.*	14,400	206,352
Pediatrix Medical Group, Inc.*	84,200	964,932
Premier, Inc. (Class A Stock)	44,000	845,680
		2,981,041

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Health Care REITs 0.6%
Physicians Realty Trust	25,500	$276,930
Sabra Health Care REIT, Inc.	130,200	1,775,928
		2,052,858
Health Care Technology 1.0%
Computer Programs & Systems, Inc.*	53,100	748,179
Multiplan Corp.*(a)	841,300	1,421,797
Veradigm, Inc.*	102,200	1,348,018
		3,517,994
Hotel & Resort REITs 3.8%
Apple Hospitality REIT, Inc.	54,600	856,128
Braemar Hotels & Resorts, Inc.	88,700	232,394
Chatham Lodging Trust	43,300	400,525
DiamondRock Hospitality Co.(a)	263,800	2,039,174
Hersha Hospitality Trust (Class A Stock)	50,800	503,936
Pebblebrook Hotel Trust	139,400	1,663,042
RLJ Lodging Trust	235,900	2,217,460
Service Properties Trust	219,300	1,589,925
Summit Hotel Properties, Inc.	159,400	899,016
Sunstone Hotel Investors, Inc.	50,200	466,860
Xenia Hotels & Resorts, Inc.	188,200	2,188,766
		13,057,226
Hotels, Restaurants & Leisure 0.8%
Bally’s Corp.*	108,400	988,608
Biglari Holdings, Inc. (Class B Stock)*	6,020	889,575
El Pollo Loco Holdings, Inc.*	4,200	35,070
Penn Entertainment, Inc.*	42,900	846,417
		2,759,670
Household Durables 5.4%
Beazer Homes USA, Inc.*	77,600	1,877,144
Century Communities, Inc.	36,700	2,257,050
KB Home	60,100	2,656,420
Landsea Homes Corp.*	11,900	88,536
M/I Homes, Inc.*	23,400	1,920,438
MDC Holdings, Inc.	59,000	2,239,050
Meritage Homes Corp.	15,000	1,710,300

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
Mohawk Industries, Inc.*	10,800	$868,104
Newell Brands, Inc.	18,700	125,664
Taylor Morrison Home Corp.*	74,000	2,835,680
Tri Pointe Homes, Inc.*	90,400	2,265,424
		18,843,810
Industrial REITs 0.1%
Innovative Industrial Properties, Inc.	4,500	323,235
Insurance 1.5%
Ambac Financial Group, Inc.*	54,300	658,659
Employers Holdings, Inc.	7,800	296,400
Enstar Group Ltd.*	1,600	379,152
Genworth Financial, Inc. (Class A Stock)*	243,200	1,456,768
National Western Life Group, Inc. (Class A Stock)	3,600	1,724,040
Stewart Information Services Corp.	16,100	703,087
		5,218,106
Leisure Products 0.2%
Clarus Corp.	51,200	296,448
Johnson Outdoors, Inc. (Class A Stock)	2,700	128,385
Solo Brands, Inc. (Class A Stock)*	113,500	436,975
		861,808
Machinery 1.2%
Gates Industrial Corp. PLC*	86,900	948,948
Greenbrier Cos., Inc. (The)(a)	48,600	1,681,074
Manitowoc Co., Inc. (The)*	126,200	1,615,360
		4,245,382
Marine Transportation 2.8%
Costamare, Inc. (Monaco)	216,600	1,955,898
Eagle Bulk Shipping, Inc.(a)	49,700	2,027,760
Genco Shipping & Trading Ltd.(a)	150,800	1,986,036
Golden Ocean Group Ltd. (Norway)(a)	251,200	1,821,200
Matson, Inc.	18,900	1,645,245
Pangaea Logistics Solutions Ltd.(a)	43,600	252,444
		9,688,583

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Media 2.6%
Advantage Solutions, Inc.*	161,000	$370,300
AMC Networks, Inc. (Class A Stock)*	138,200	1,630,760
EW Scripps Co. (The) (Class A Stock)*	192,100	1,050,787
Gray Television, Inc.	267,500	1,744,100
Scholastic Corp.	6,800	250,920
Sinclair, Inc.(a)	110,800	1,204,396
TEGNA, Inc.	193,100	2,801,881
		9,053,144
Metals & Mining 2.3%
Commercial Metals Co.	28,000	1,184,120
Olympic Steel, Inc.	36,100	1,832,797
Ramaco Resources, Inc. (Class B Stock)	940	11,759
Ryerson Holding Corp.	31,600	917,980
Schnitzer Steel Industries, Inc. (Class A Stock)	61,200	1,389,852
SunCoke Energy, Inc.	166,600	1,584,366
United States Steel Corp.(a)	29,600	1,003,144
		7,924,018
Mortgage Real Estate Investment Trusts (REITs) 4.2%
AFC Gamma, Inc.	21,200	224,296
Apollo Commercial Real Estate Finance, Inc.	199,683	1,988,843
Arbor Realty Trust, Inc.(a)	82,200	1,036,542
ARMOUR Residential REIT, Inc.	27,760	404,463
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	124,100	2,475,795
BrightSpire Capital, Inc.	62,800	355,448
Chicago Atlantic Real Estate Finance, Inc.	7,400	104,266
Chimera Investment Corp.	245,200	1,176,960
Claros Mortgage Trust, Inc.	61,800	644,574
Ellington Financial, Inc.(a)	74,600	897,438
Franklin BSP Realty Trust, Inc.	33,900	427,479
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	19,700	337,658
Invesco Mortgage Capital, Inc.	66,800	456,244
KKR Real Estate Finance Trust, Inc.	61,300	639,972
Ladder Capital Corp.	85,100	860,361
Ready Capital Corp.	176,804	1,667,262
TPG RE Finance Trust, Inc.	38,200	210,482
Two Harbors Investment Corp.	47,550	552,055
		14,460,138

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities 0.5%
Avista Corp.	13,100	$415,139
Black Hills Corp.	12,400	599,540
Northwestern Energy Group, Inc.	14,100	676,941
		1,691,620
Office REITs 1.4%
Brandywine Realty Trust	104,900	392,326
City Office REIT, Inc.	77,000	293,370
Douglas Emmett, Inc.(a)	95,400	1,069,434
Office Properties Income Trust	11,200	50,288
Paramount Group, Inc.(a)	234,300	1,002,804
Piedmont Office Realty Trust, Inc. (Class A Stock)	145,200	756,492
SL Green Realty Corp.	40,100	1,174,529
		4,739,243
Oil, Gas & Consumable Fuels 11.1%
Amplify Energy Corp.*	102,900	715,155
Ardmore Shipping Corp. (Ireland)	73,000	970,170
Berry Corp.	177,100	1,478,785
California Resources Corp.	700	36,813
Callon Petroleum Co.*(a)	53,600	2,001,960
Chord Energy Corp.	10,300	1,702,796
Civitas Resources, Inc.(a)	30,900	2,330,787
CNX Resources Corp.*	105,900	2,300,148
Crescent Energy Co. (Class A Stock)(a)	116,300	1,416,534
Dorian LPG Ltd.	19,700	629,809
Excelerate Energy, Inc. (Class A Stock)	39,700	564,534
Golar LNG Ltd. (Cameroon)	35,900	805,237
International Seaways, Inc.	14,900	716,541
Matador Resources Co.	9,100	561,379
Murphy Oil Corp.	52,700	2,364,649
Overseas Shipholding Group, Inc. (Class A Stock)*	85,900	420,051
PBF Energy, Inc. (Class A Stock)(a)	63,300	3,008,649
Peabody Energy Corp.	89,000	2,099,510
Permian Resources Corp.(a)	105,300	1,534,221
SandRidge Energy, Inc.	6,400	101,440
Scorpio Tankers, Inc. (Monaco)	38,300	2,150,545
SFL Corp. Ltd. (Norway)	23,800	258,468
SilverBow Resources, Inc.*	43,100	1,469,710
SM Energy Co.	23,200	935,424

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Talos Energy, Inc.*	114,100	$1,768,550
Teekay Corp. (Bermuda)*	154,400	1,085,432
Teekay Tankers Ltd. (Canada) (Class A Stock)	38,200	1,898,540
VAALCO Energy, Inc.	104,900	468,903
Vital Energy, Inc.*	28,600	1,431,144
World Kinect Corp.	77,400	1,431,900
		38,657,784
Paper & Forest Products 0.6%
Clearwater Paper Corp.*	58,600	1,981,266
Passenger Airlines 1.5%
Alaska Air Group, Inc.*	26,400	835,032
Allegiant Travel Co.	27,800	1,852,036
JetBlue Airways Corp.*	366,600	1,378,416
SkyWest, Inc.*	28,468	1,200,496
		5,265,980
Personal Care Products 0.0%
Nu Skin Enterprises, Inc. (Class A Stock)	8,500	161,415
Pharmaceuticals 0.3%
Amneal Pharmaceuticals, Inc.*	105,800	409,446
Assertio Holdings, Inc.*	149,000	320,350
Atea Pharmaceuticals, Inc.*	108,600	352,950
		1,082,746
Professional Services 1.1%
Alight, Inc. (Class A Stock)*	180,100	1,195,864
Concentrix Corp.	1,000	76,210
Conduent, Inc.*	177,000	564,630
Kelly Services, Inc. (Class A Stock)	48,700	869,295
Resources Connection, Inc.	15,800	212,826
TrueBlue, Inc.*	88,200	976,374
		3,895,199
Real Estate Management & Development 1.2%
Cushman & Wakefield PLC*	81,300	599,181

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development (cont’d.)
Forestar Group, Inc.*	72,400	$1,719,500
Newmark Group, Inc. (Class A Stock)	179,700	1,018,899
RE/MAX Holdings, Inc. (Class A Stock)	91,800	987,768
		4,325,348
Residential REITs 0.1%
Independence Realty Trust, Inc.	23,500	291,165
Retail REITs 1.2%
Acadia Realty Trust	71,600	1,025,312
Macerich Co. (The)(a)	247,094	2,401,754
RPT Realty	62,300	672,217
		4,099,283
Semiconductors & Semiconductor Equipment 0.1%
Alpha & Omega Semiconductor Ltd.*	7,400	175,528
Photronics, Inc.*	7,600	139,536
		315,064
Software 0.3%
E2open Parent Holdings, Inc.*	92,500	267,325
Ebix, Inc.(a)	140,900	858,081
		1,125,406
Specialized REITs 0.2%
Safehold, Inc.	35,995	585,639
Specialty Retail 2.3%
Aaron’s Co., Inc. (The)	167,800	1,243,398
Advance Auto Parts, Inc.	10,700	556,721
Asbury Automotive Group, Inc.*	300	57,411
Big 5 Sporting Goods Corp.(a)	75,000	529,500
Foot Locker, Inc.(a)	96,800	2,031,832
Genesco, Inc.*	4,300	117,863
Group 1 Automotive, Inc.	5,000	1,261,650
Hibbett, Inc.	3,100	142,817
Lands’ End, Inc.*	14,800	92,944
MarineMax, Inc.*	16,300	446,294

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Petco Health & Wellness Co., Inc.*(a)	191,000	$660,860
Shoe Carnival, Inc.	31,400	718,432
Sportsman’s Warehouse Holdings, Inc.*	38,000	193,420
		8,053,142
Technology Hardware, Storage & Peripherals 0.6%
Xerox Holdings Corp.(a)	162,300	2,083,932
Textiles, Apparel & Luxury Goods 1.1%
G-III Apparel Group Ltd.*	82,400	2,105,320
Movado Group, Inc.	16,700	465,262
PVH Corp.	12,200	907,070
Rocky Brands, Inc.	13,900	170,692
Vera Bradley, Inc.*	28,800	210,816
		3,859,160
Tobacco 0.2%
Universal Corp.	14,700	661,500
Trading Companies & Distributors 1.0%
Air Lease Corp.	25,000	865,750
BlueLinx Holdings, Inc.*	12,300	874,653
Textainer Group Holdings Ltd. (China)	38,300	1,881,296
		3,621,699
Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	51,700	940,423

Total Common Stocks (cost $372,777,464)		346,150,563
Unaffiliated Exchange-Traded Fund 0.3%
iShares Russell 2000 Value ETF(a) (cost $1,084,323)	8,200	1,044,680

Total Long-Term Investments (cost $373,861,787)		347,195,243

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value

Short-Term Investments 14.7%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	329,258	$329,258
PGIM Institutional Money Market Fund (cost $50,589,675; includes $50,389,200 of cash collateral for securities on loan)(b)(wb)	50,661,684	50,636,353

Total Short-Term Investments (cost $50,918,933)		50,965,611

TOTAL INVESTMENTS 114.8% (cost $424,780,720)		398,160,854
Liabilities in excess of other assets (14.8)%		(51,243,765)

Net Assets 100.0%		$346,917,089

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $49,852,424; cash collateral of $50,389,200 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).